Gross Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Tax Contingency [Line Items]
Beginning Balance	$ 1,704	$ 1,704
Additions for tax position related to prior year	190	0
Effective settlements with tax authorities	(1,439)	0
Ending Balance	$ 455	$ 1,704